Schedule of Revolving Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Working Capital Facilities
Opening balance	$ 16,283	$ 11,821
Exchange difference	(12)	20
Payments made during the year	(77,895)	(47,805)
Loan fees (net of amortization: $104)	(461)
Cash drawn during the year	79,757	52,247
Closing balance	$ 17,672	$ 16,283